PROPERTY, PLANT AND EQUIPMENT - Depreciation rates (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Switching and transmission equipment and media | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)	2.50%	2.50%
Switching and transmission equipment and media | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)	66.67%	19.67%
Infrastructure | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)	2.50%	2.50%
Infrastructure | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)	50.00%	20.00%
Lending equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)	20.00%	20.00%
Lending equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)	50.00%	50.00%
Terminal equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)	10.00%	10.00%
Terminal equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)	50.00%	50.00%
Other P&E assets | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)	10.00%	10.00%
Other P&E assets | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)	25.00%	25.00%
Decrease in depreciation expense	R$ 432,091	R$ 88,292